Fees Summary	Oct. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 754,000.00
Previously Paid Amount	0.00
Total Fee Amount	104.13
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 104.13
Narrative - Max Aggregate Offering Price	$ 754,000.00
Final Prospectus	true